UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2010                                                     (Unaudited)

                                                                          Value
HGK EQUITY VALUE FUND                                           Shares    (000)
---------------------                                          -------   ------
COMMON STOCK (95.3%)
AEROSPACE & DEFENSE (4.5%)
   Boeing                                                        2,900   $   176
   General Dynamics                                              3,000       200
                                                                         -------
                                                                             376
                                                                         -------
APPAREL MANUFACTURERS (4.2%)
   NIKE, Cl B                                                    2,650       169
   VF                                                            2,600       187
                                                                         -------
                                                                             356
                                                                         -------
BANKS (8.7%)
   Bank of America                                              11,800       179
   Bank of New York Mellon                                       6,100       177
   JPMorgan Chase                                                4,800       187
   State Street                                                  4,350       187
                                                                         -------
                                                                             730
                                                                         -------
BEAUTY PRODUCTS (2.3%)
   Colgate-Palmolive                                             2,400       192
                                                                         -------
CHEMICALS (1.4%)
   PPG Industries                                                2,000       117
                                                                         -------
COMPUTERS & SERVICES (2.2%)
   International Business Machines                               1,500       184
                                                                         -------
ELECTRICAL SERVICES (6.8%)
   Entergy                                                       2,350       179
   PPL                                                           6,700       198
   Southern                                                      6,200       198
                                                                         -------
                                                                             575
                                                                         -------
ENTERTAINMENT (1.9%)
   Comcast, Cl A                                                10,100       160
   Time Warner Cable, Cl A                                           1        --
                                                                         -------
                                                                             160
                                                                         -------
FINANCIAL SERVICES (3.3%)
   Goldman Sachs Group                                             975       145
   Morgan Stanley                                                5,100       137
                                                                         -------
                                                                             282
                                                                         -------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Safeway                                                       8,700       195
                                                                         -------
HOUSEHOLD PRODUCTS (2.3%)
   Kimberly-Clark                                                3,300       196
                                                                         -------
INDUSTRIALS (1.6%)
   General Electric                                              8,300       134
                                                                         -------
INSURANCE (7.0%)
   Allstate                                                      6,800       203
   MetLife                                                       5,200       184
   Travelers                                                     4,000       203
                                                                         -------
                                                                             590
                                                                         -------
MACHINERY (3.6%)
   Caterpillar                                                   2,150       112
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                               -------   -------
MACHINERY (CONTINUED)
   Danaher                                                       2,650   $   189
                                                                         -------
                                                                             301
                                                                         -------
MEDICAL PRODUCTS & SERVICES (8.6%)
   Johnson & Johnson                                             3,250       204
   McKesson                                                      2,500       147
   St. Jude Medical *                                            4,550       172
   UnitedHealth Group                                            6,100       201
                                                                         -------
                                                                             724
                                                                         -------
METALS (2.4%)
   Freeport-McMoRan Copper & Gold                                1,550       103
   Nucor                                                         2,400        98
                                                                         -------
                                                                             201
                                                                         -------
OIL FIELD SERVICES (4.0%)
   Baker Hughes                                                  3,300       150
   National Oilwell Varco                                        4,600       188
                                                                         -------
                                                                             338
                                                                         -------
PETROLEUM & FUEL PRODUCTS (2.2%)
   Apache                                                        1,900       188
                                                                         -------
PETROLEUM REFINING (8.8%)
   Chevron                                                       2,800       202
   ConocoPhillips                                                3,900       187
   Exxon Mobil                                                   2,900       187
   Marathon Oil                                                  5,500       164
                                                                         -------
                                                                             740
                                                                         -------
PHARMACEUTICALS (4.7%)
   Eli Lilly                                                     5,000       176
   Pfizer                                                       11,635       217
                                                                         -------
                                                                             393
                                                                         -------
RETAIL (3.3%)
   Best Buy                                                      3,100       114
   CVS Caremark                                                  5,200       168
                                                                         -------
                                                                             282
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (2.0%)
   Intel                                                         8,600       167
                                                                         -------
SOFTWARE (2.2%)
   Oracle                                                        8,200       189
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (5.0%)
   AT&T                                                          6,800       172
   Motorola *                                                    9,700        60
   Verizon Communications                                        6,300       185
                                                                         -------
                                                                             417
                                                                         -------
TOTAL COMMON STOCK
   (Cost $9,021)                                                           8,027
                                                                         -------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
January 31, 2010                                                     (Unaudited)

                                                                          Value
HGK EQUITY VALUE FUND                                           Shares    (000)
---------------------                                          -------   -------
SHORT-TERM INVESTMENT (4.7%)
   AIM Liquid Assets Institutional Money Market Fund,
      0.150% (A)                                               390,569   $   391
                                                                         -------
TOTAL SHORT-TERM INVESTMENT
   (Cost $391)                                                               391
                                                                         -------
TOTAL INVESTMENTS (100.0%)
   (Cost $9,309)+                                                        $ 8,418
                                                                         =======

PERCENTAGES ARE BASED ON NET ASSETS OF $8,422(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,412(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $536(000) AND $(1,530)(000), RESPECTIVELY.

AS OF JANUARY 31, 2010, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HGK-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                        /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)
                                        /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010